Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2024
Entity Registrant Name	dei_EntityRegistrantName	NEOS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001848758
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2024
Prospectus Date	rr_ProspectusDate	Dec. 19, 2024
FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information — FIS Bright Portfolios Focused Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FIS Bright Portfolios Focused Equity ETF (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, sell, and hold shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that invests primarily in large capitalization companies pursuant to a proprietary methodology designed to identify and invest in companies during their robust profit cycles, capturing the lower through upper end of their valuation expansion or multiple expansion as defined by price to earnings ratio. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Bright Portfolios, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, is responsible for the day-to-day management of the Fund’s portfolio.

The Sub-Adviser first uses a quantitative screen on the investable universe of U.S. large cap equities, defined as companies with a market capitalization greater than $10 billion, looking for companies characterized as growth at a reasonable price (GARP). The Sub-Adviser evaluates long-term economic trends that are likely to persist for the foreseeable future, identifies bullish and bearish markets, incorporates technical analysis which include price and volume trends, geopolitical issues and relative market valuation metrics. The Sub-Adviser combines fundamental research and qualitative analysis to identify companies that have above-average investment potential. The Sub-Adviser constructs the portfolio by considering relative sector and constituent weights of the MSCI USA Index to ensure broad diversification.

The Sub-Adviser then applies a Christian values overlay to identify companies whose products, processes, and priorities align with Christian values and positively impact the world. The Sub-Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Sub-Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling. The “Bright Score” methodology utilizes information from third-party research firms when evaluating potential investments. The “Bright Score” methodology utilizes information from third-party research firms when evaluating potential investments. Specifically, the Bright Score methodology refers to one or more lists of companies constructed by third-party research firms containing names of companies that may be of concern to those with Christian values. The Sub-Adviser then conducts its own research on the policies and practices of a company before determining whether it believes the company conflicts with Christian values. The portfolio managers anticipate that the security selection process will identify approximately 30 to 50 companies for inclusion in the Fund’s portfolio.

The portfolio is regularly monitored to avoid any over-exposure to any single stock or industry which helps to avoid concentration risk and achieve the benefits of diversification. The Sub-Adviser regularly monitors and reassesses the policies, practices, and financial characteristics of the companies held by the Fund for compliance with the Sub-Adviser’s proprietary framework. The Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within Christian values guidelines. The Sub-Adviser may also sell a stock for the following reasons: (i) if the stock experiences extreme price movements, (ii) if the stock exhibits weak performance relative to its peers and prospects for valuation expansion have declined, and/or (iii) for risk management. The Fund may also sell a stock if its price falls materially from cost and the Sub-Adviser determines, based on its fundamental research, the company’s prospects for valuation expansion have declined.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Sub-Adviser’s opinion, there are not sufficient investment opportunities. As an alternative to holding cash or cash equivalents, the Sub-Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Advisory, LLC serve as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
FIS Bright Portfolios Focused Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
FIS Bright Portfolios Focused Equity ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FIS Bright Portfolios Focused Equity ETF | Christian Values Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Christian Values Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions. In addition, there can be no guarantee that the industries and activities of the companies, or the people associated with the companies, identified by the Fund’s investment process will align (or be perceived to align) with an investor’s view of Christian values and/or all of the values contained in the Sub-Adviser’s proprietary screening process. The Sub-Adviser may fail to identify all instances where the actions of a company or its management team are not consistent with the Sub-Adviser’s proprietary screening process or Christian values, which may cause the Fund to be invested in a company that conflicts with the Fund’s guidelines.

FIS Bright Portfolios Focused Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views of the Sub-Adviser. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

FIS Bright Portfolios Focused Equity ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FIS Bright Portfolios Focused Equity ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

FIS Bright Portfolios Focused Equity ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

FIS Bright Portfolios Focused Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FIS Bright Portfolios Focused Equity ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the adviser, the sub-adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the adviser, the sub-adviser, or the Fund’s other service providers, market makers, Authorized Participants, the Exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

FIS Bright Portfolios Focused Equity ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

FIS Bright Portfolios Focused Equity ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

FIS Bright Portfolios Focused Equity ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

FIS Bright Portfolios Focused Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

FIS Bright Portfolios Focused Equity ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

FIS Bright Portfolios Focused Equity ETF | New Sub-Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Sub-Adviser Risk. The Sub-Adviser has not previously managed or sub-advised an ETF, however the Adviser and the Trading Sub-Adviser have experience managing actively managed ETFs with similar investment strategies.

FIS Bright Portfolios Focused Equity ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

FIS Bright Portfolios Focused Equity ETF | Shares May Trade at Prices Other Than NAV Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FIS Bright Portfolios Focused Equity ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. government securities to decline.

FIS Bright Portfolios Focused Equity ETF | FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BRIF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.